John Hancock
Alternative Risk Premia Fund
Quarterly portfolio holdings 7/31/2020

Consolidated Fund’s investments
As of 7-31-20 (unaudited)
	Shares	Value
Common stocks 17.7%		$21,957,940
(Cost $20,228,909)
Australia 1.4%		1,794,932
Ampol, Ltd.	3,918	73,443
Brambles, Ltd.	31,411	242,517
CSL, Ltd.	925	179,915
Fortescue Metals Group, Ltd.	16,528	205,727
Goodman Group	19,125	232,533
Magellan Financial Group, Ltd.	9,319	404,866
Medibank Pvt., Ltd.	112,273	224,220
Qantas Airways, Ltd.	46,582	106,801
Woolworths Group, Ltd.	4,512	124,910
Canada 1.5%		1,818,637
B2Gold Corp.	8,961	62,084
Canadian Pacific Railway, Ltd.	163	44,828
Canadian Tire Corp., Ltd., Class A	1,009	93,024
Canopy Growth Corp. (A)	2,343	42,786
CI Financial Corp.	7,387	101,530
Franco-Nevada Corp.	866	138,423
Great-West Lifeco, Inc.	5,104	90,233
Imperial Oil, Ltd.	11,000	172,048
Intact Financial Corp.	484	52,843
Keyera Corp.	10,868	165,197
Lululemon Athletica, Inc. (A)	254	82,700
Lundin Mining Corp.	35,334	197,846
Magna International, Inc.	5,049	233,367
Metro, Inc.	1,871	82,078
Ritchie Bros Auctioneers, Inc.	1,380	63,805
Shopify, Inc., Class A (A)	44	44,996
SmartCentres Real Estate Investment Trust	5,493	83,167
Thomson Reuters Corp.	970	67,682
Chile 0.1%		135,604
Antofagasta PLC	10,199	135,604
China 0.1%		77,831
Yangzijiang Shipbuilding Holdings, Ltd.	116,148	77,831
Denmark 0.1%		122,751
Pandora A/S	1,930	122,751
Hong Kong 0.0%		28,768
CK Asset Holdings, Ltd.	5,181	28,768
Ireland 0.3%		405,102
AerCap Holdings NV (A)	9,173	247,029
Allegion PLC	514	51,122
Jazz Pharmaceuticals PLC (A)	988	106,951
Israel 0.2%		209,209
Check Point Software Technologies, Ltd. (A)	1,669	209,209
Japan 2.9%		3,585,172
Alps Alpine Company, Ltd.	90	1,135
Amada Company, Ltd.	9,617	64,630
Bridgestone Corp.	8,223	242,213
2	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Calbee, Inc.	2,996	$95,205
Daicel Corp.	8,660	57,914
Hirose Electric Company, Ltd.	798	83,697
Hisamitsu Pharmaceutical Company, Inc.	1,589	69,830
Hoya Corp.	2,336	230,375
Japan Prime Realty Investment Corp.	25	65,702
JGC Holdings Corp.	20,998	212,459
Kajima Corp.	12,314	135,270
Kose Corp.	1,620	164,083
Kurita Water Industries, Ltd.	3,170	85,260
Maruichi Steel Tube, Ltd.	3,291	77,930
MonotaRO Company, Ltd.	1,744	74,171
Nexon Company, Ltd.	11,689	300,312
Nikon Corp.	25,598	178,967
Nippon Telegraph & Telephone Corp.	1,456	33,796
Nissan Chemical Corp.	1,692	89,611
Nomura Research Institute, Ltd.	8,865	233,978
NTT DOCOMO, Inc.	3,422	94,211
ORIX Corp.	19,160	207,218
Park24 Company, Ltd.	6,565	87,465
Sega Sammy Holdings, Inc.	6,736	75,939
Seven & i Holdings Company, Ltd.	1,094	33,060
Shimamura Company, Ltd.	1,486	103,334
Shimano, Inc.	663	143,962
SMC Corp.	485	254,891
Taisei Corp.	2,578	88,554
Netherlands 0.0%		52,529
Royal Dutch Shell PLC, A Shares	3,594	52,529
Norway 0.1%		161,411
Orkla ASA	7,511	73,877
Schibsted ASA, B Shares (A)	2,676	87,534
Singapore 0.1%		132,186
Mapletree Commercial Trust	45,854	61,743
Venture Corp., Ltd.	5,394	70,443
Sweden 1.0%		1,182,263
Atlas Copco AB, A Shares	3,327	147,690
Boliden AB	6,141	167,700
Epiroc AB, B Shares	8,210	111,782
Husqvarna AB, B Shares	11,795	112,878
Industrivarden AB, C Shares (A)	4,749	117,146
Investor AB, B Shares	4,210	249,799
Kinnevik AB, B Shares	7,820	275,268
United Kingdom 1.2%		1,426,213
Ashtead Group PLC	4,957	157,850
Auto Trader Group PLC (B)	30,463	212,800
BT Group PLC	69,152	88,857
Burberry Group PLC	3,093	50,397
Direct Line Insurance Group PLC	21,981	85,060
Hargreaves Lansdown PLC	4,818	109,344
Liberty Global PLC, Series C (A)	10,334	235,202
Persimmon PLC	4,116	128,503
SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	3

	Shares	Value
United Kingdom (continued)
Standard Life Aberdeen PLC	17,798	$57,930
The Berkeley Group Holdings PLC	2,529	146,735
The British Land Company PLC	13,782	65,769
Wm Morrison Supermarkets PLC	36,181	87,766
United States 8.7%		10,825,332
A. O. Smith Corp.	5,422	261,015
ABIOMED, Inc. (A)	428	128,373
Alleghany Corp.	132	68,946
American Express Company	1,630	152,112
AmerisourceBergen Corp.	1,263	126,540
Amgen, Inc.	714	174,694
Arrow Electronics, Inc. (A)	2,172	155,559
Axalta Coating Systems, Ltd. (A)	2,904	64,469
Best Buy Company, Inc.	1,081	107,657
Biogen, Inc. (A)	942	258,758
Booking Holdings, Inc. (A)	107	177,848
Cabot Oil & Gas Corp.	4,184	78,241
Camden Property Trust	743	67,472
Cardinal Health, Inc.	3,480	190,078
CBRE Group, Inc., Class A (A)	2,935	128,582
Celanese Corp.	1,436	139,579
CenturyLink, Inc.	15,422	148,822
Cerner Corp.	2,317	160,916
Citrix Systems, Inc.	1,326	189,300
Cognizant Technology Solutions Corp., Class A	1,848	126,255
Colgate-Palmolive Company	2,184	168,605
ConocoPhillips	4,815	180,033
Discover Financial Services	2,662	131,583
Dollar General Corp.	405	77,112
Dropbox, Inc., Class A (A)	4,124	93,821
eBay, Inc.	2,263	125,099
Equitable Holdings, Inc.	5,646	115,517
Erie Indemnity Company, Class A	424	89,091
Exelon Corp.	1,085	41,892
F5 Networks, Inc. (A)	387	52,593
Fidelity National Financial, Inc.	2,497	80,803
FLIR Systems, Inc.	1,159	48,284
Globe Life, Inc.	759	60,416
HEICO Corp.	1,052	101,118
HollyFrontier Corp.	7,957	218,818
Hologic, Inc. (A)	2,094	146,119
Host Hotels & Resorts, Inc.	28,906	311,607
HP, Inc.	2,536	44,583
IBM Corp.	210	25,817
Ingredion, Inc.	1,130	97,745
Intel Corp.	2,600	124,098
IPG Photonics Corp. (A)	409	73,215
Juniper Networks, Inc.	6,966	176,797
Kansas City Southern	811	139,370
KLA Corp.	631	126,093
Lamb Weston Holdings, Inc.	915	54,973
LyondellBasell Industries NV, Class A	4,339	271,274
MarketAxess Holdings, Inc.	124	64,071
4	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

	Shares	Value
United States (continued)
Masco Corp.	2,573	$147,073
McKesson Corp.	996	149,559
Monster Beverage Corp. (A)	2,507	196,749
Mylan NV (A)	7,160	115,348
National Retail Properties, Inc.	2,872	101,812
NetApp, Inc.	2,847	126,122
Neurocrine Biosciences, Inc. (A)	1,048	126,137
NextEra Energy, Inc.	354	99,368
Omega Healthcare Investors, Inc.	4,350	140,853
Phillips 66	1,395	86,518
Public Storage	994	198,681
Qorvo, Inc. (A)	530	67,920
QUALCOMM, Inc.	1,808	190,943
Ralph Lauren Corp.	4,245	302,669
Robert Half International, Inc.	1,746	88,819
Seagate Technology PLC	2,197	99,348
SEI Investments Company	4,377	229,048
Sirius XM Holdings, Inc.	33,043	194,293
Snap-on, Inc.	529	77,165
Starbucks Corp.	2,548	194,998
Steel Dynamics, Inc.	12,459	341,501
Synchrony Financial	7,202	159,380
Take-Two Interactive Software, Inc. (A)	916	150,242
The Allstate Corp.	2,091	197,369
The Kroger Company	1,579	54,933
The Procter & Gamble Company	535	70,149
Ulta Beauty, Inc. (A)	715	137,988
Union Pacific Corp.	409	70,900
United Rentals, Inc. (A)	1,046	162,517
Vornado Realty Trust	2,552	88,095
Walgreens Boots Alliance, Inc.	2,355	95,872

Waters Corp. (A)	1,019	217,200
Preferred securities 0.1%		$90,262
(Cost $82,787)
Germany 0.1%		90,262
FUCHS PETROLUB SE	2,067	90,262

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 9.7%				$11,997,932
(Cost $11,997,060)
U.S. Government 9.7%				11,997,932
U.S. Treasury Bill	0.104	09-24-20	7,000,000	6,999,065
U.S. Treasury Bill	0.150	10-29-20	5,000,000	4,998,867

Total investments (Cost $32,308,756) 27.5%	$34,046,134
Other assets and liabilities, net 72.5%	89,666,370
Total net assets 100.0%	$123,712,504

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	5

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following sector composition as a percentage of net assets on 7-31-20:
Industrials	2.9%
Financials	2.7%
Consumer discretionary	2.3%
Information technology	1.9%
Health care	1.8%
Materials	1.7%
Communication services	1.3%
Real estate	1.3%
Consumer staples	1.1%
Energy	0.7%
Utilities	0.1%
Short-term investments and other	82.2%
TOTAL	100.0%
6	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	192	Long	Sep 2020	$26,628,794	$26,889,000	$260,206
30-Year U.S. Treasury Bond Futures	14	Long	Sep 2020	2,505,460	2,551,063	45,603
ASX SPI 200 Index Futures	33	Long	Sep 2020	3,459,021	3,463,434	4,413
Australian 10-Year Bond Futures	328	Long	Sep 2020	34,539,663	34,937,683	398,020
Canadian Dollar Futures	123	Long	Sep 2020	9,106,136	9,184,410	78,274
Euro Currency Futures	57	Long	Sep 2020	8,113,379	8,400,375	286,996
Euro-BTP Italian Government Bond Futures	30	Long	Sep 2020	5,102,829	5,187,707	84,878
Euro-Buxl 30-Year Bond Futures	4	Long	Sep 2020	1,021,621	1,057,991	36,370
Euro-OAT Futures	43	Long	Sep 2020	8,454,996	8,537,901	82,905
FTSE 100 Index Futures	25	Long	Sep 2020	2,006,377	1,919,490	(86,887)
FTSE/JSE Top 40 Index Futures	21	Long	Sep 2020	631,965	631,471	(494)
Hang Seng China Enterprises Index Futures	6	Long	Aug 2020	391,212	387,820	(3,392)
Long Gilt Futures	77	Long	Sep 2020	13,846,334	13,945,755	99,421
Mini MSCI Emerging Markets Index Futures	31	Long	Sep 2020	1,648,401	1,657,725	9,324
NASDAQ 100 Index E-Mini Futures	5	Long	Sep 2020	1,028,491	1,089,775	61,284
New Zealand Dollar Futures	180	Long	Sep 2020	11,742,208	11,939,400	197,192
Pound Sterling Futures	92	Long	Sep 2020	7,260,510	7,529,050	268,540
Russell 2000 Index Mini Futures	38	Long	Sep 2020	2,674,642	2,809,340	134,698
S&P TSX 60 Index Futures	27	Long	Sep 2020	3,735,620	3,896,853	161,233
Tokyo Price Index Futures	5	Long	Sep 2020	747,362	711,114	(36,248)
10-Year Japan Government Bond Futures	12	Short	Sep 2020	(17,225,895)	(17,260,592)	(34,697)
Amsterdam Exchanges Index Futures	20	Short	Aug 2020	(2,676,283)	(2,564,169)	112,114
Australian Dollar Futures	23	Short	Sep 2020	(1,603,007)	(1,643,810)	(40,803)
CAC40 Index Futures	31	Short	Aug 2020	(1,823,477)	(1,749,143)	74,334
Canadian 10-Year Bond Futures	109	Short	Sep 2020	(12,494,532)	(12,584,904)	(90,372)
CBOE Volatility Index Futures	116	Short	Aug 2020	(3,178,368)	(3,114,600)	63,768
Euro STOXX 50 Index Futures	89	Short	Sep 2020	(3,334,797)	(3,321,263)	13,534
Euro-Bund Futures	121	Short	Sep 2020	(25,028,392)	(25,280,965)	(252,573)
FTSE MIB Index Futures	13	Short	Sep 2020	(1,506,878)	(1,461,664)	45,214
German Stock Index Futures	9	Short	Sep 2020	(3,241,524)	(3,264,889)	(23,365)
IBEX 35 Index Futures	20	Short	Aug 2020	(1,723,383)	(1,635,480)	87,903
Japanese Yen Futures	12	Short	Sep 2020	(1,406,659)	(1,418,400)	(11,741)
S&P 500 E-Mini Index Futures	28	Short	Sep 2020	(4,391,002)	(4,571,000)	(179,998)
Swiss Franc Futures	84	Short	Sep 2020	(11,103,050)	(11,494,350)	(391,300)
						$1,454,354
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	1,067,825	USD	745,172	JPM	9/11/2020	$17,854	—
AUD	204,871	USD	146,307	UBS	9/11/2020	86	—
BRL	2,400,000	USD	463,329	UBS	9/14/2020	—	$(4,028)
CAD	65,240	USD	48,743	JPM	9/11/2020	—	(32)
CAD	163,008	USD	120,047	UBS	9/11/2020	1,662	—
CHF	43,785	USD	46,516	JPM	9/11/2020	1,416	—
CNY	5,100,000	USD	723,428	BNP	9/14/2020	4,210	—
CNY	4,100,000	USD	582,653	JPM	9/14/2020	2,311	—
DKK	228,975	USD	34,990	JPM	9/11/2020	1,259	—
GBP	242,921	USD	307,405	JPM	9/11/2020	10,647	—
GBP	95,649	USD	121,669	UBS	9/11/2020	3,562	—
INR	538,255,000	USD	7,035,492	BNP	9/14/2020	114,853	—
SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	7

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
INR	620,900,000	USD	8,287,297	UBS	9/14/2020	—	$(39,070)
JPY	88,407,993	USD	824,375	UBS	9/11/2020	$11,183	—
KRW	626,800,000	USD	524,811	UBS	9/14/2020	—	(236)
MXN	46,500,000	USD	2,064,022	BNP	9/14/2020	14,068	—
MXN	28,300,000	USD	1,249,560	JPM	9/14/2020	15,170	—
MXN	16,351,000	USD	734,781	UBS	9/14/2020	—	(4,053)
NOK	1,033,037	USD	110,103	JPM	9/11/2020	3,415	—
NOK	231,612	USD	25,291	UBS	9/11/2020	160	—
NOK	36,100,000	USD	3,833,460	JPM	9/14/2020	133,492	—
NOK	8,600,000	USD	891,201	UBS	9/14/2020	53,835	—
NZD	59,543	USD	39,173	UBS	9/11/2020	317	—
PLN	4,500,000	USD	1,175,716	JPM	9/14/2020	26,123	—
RUB	129,969,000	USD	1,846,838	BNP	9/14/2020	—	(105,033)
SEK	961,477	USD	108,735	UBS	9/11/2020	814	—
SEK	27,400,000	USD	2,935,716	UBS	9/14/2020	186,295	—
SGD	3,400,000	USD	2,467,936	JPM	9/14/2020	6,770	—
TWD	104,400,000	USD	3,569,637	BNP	9/14/2020	1,465	—
TWD	28,034,000	USD	958,225	UBS	9/14/2020	705	—
USD	2,728,759	AUD	3,942,372	BNP	9/11/2020	—	(88,302)
USD	1,067,971	AUD	1,528,113	UBS	9/11/2020	—	(23,958)
USD	849,857	BRL	4,312,000	BNP	9/14/2020	24,646	—
USD	2,431,920	CAD	3,281,298	BNP	9/11/2020	—	(18,033)
USD	52,224	CAD	70,465	JPM	9/11/2020	—	(388)
USD	497,954	CHF	468,119	JPM	9/11/2020	—	(14,497)
USD	30,393	CHF	28,073	UBS	9/11/2020	—	(338)
USD	539,208	CNY	3,824,000	UBS	9/14/2020	—	(6,378)
USD	137,340	DKK	892,301	BNP	9/11/2020	—	(3,920)
USD	105,510	DKK	695,119	JPM	9/11/2020	—	(4,535)
USD	295,802	EUR	256,690	BNP	9/11/2020	—	(6,817)
USD	48,070	EUR	42,313	JPM	9/11/2020	—	(1,813)
USD	83,222	GBP	65,304	BNP	9/11/2020	—	(2,279)
USD	1,826,370	GBP	1,445,678	JPM	9/11/2020	—	(66,429)
USD	1,818,865	INR	137,000,000	BNP	9/14/2020	—	(1,085)
USD	977,878	INR	75,400,000	UBS	9/14/2020	—	(23,758)
USD	3,873,775	JPY	414,000,000	BNP	9/11/2020	—	(39,005)
USD	296,297	JPY	31,547,301	JPM	9/11/2020	—	(1,862)
USD	846,433	JPY	90,210,508	UBS	9/11/2020	—	(6,161)
USD	1,256,690	KRW	1,508,369,000	BNP	9/14/2020	—	(5,678)
USD	844,069	KRW	1,008,200,000	UBS	9/14/2020	297	—
USD	512,391	MXN	11,700,000	JPM	9/14/2020	—	(10,483)
USD	35,271	NOK	333,962	JPM	9/11/2020	—	(1,427)
USD	1,806,971	NOK	16,500,000	BNP	9/14/2020	—	(6,179)
USD	2,274,703	NOK	21,800,000	JPM	9/14/2020	—	(120,852)
USD	4,337,792	NOK	40,581,000	UBS	9/14/2020	—	(121,568)
USD	7,268	NZD	11,216	JPM	9/11/2020	—	(170)
USD	6,146	NZD	9,534	UBS	9/11/2020	—	(177)
USD	1,581,248	PLN	6,100,000	BNP	9/14/2020	—	(47,911)
USD	1,655,745	PLN	6,507,000	JPM	9/14/2020	—	(82,114)
USD	373,007	RUB	26,800,000	BNP	9/14/2020	13,841	—
USD	60,838	SEK	556,474	BNP	9/11/2020	—	(2,566)
USD	247,632	SEK	2,334,373	JPM	9/11/2020	—	(18,342)
USD	1,112,106	SEK	10,258,032	UBS	9/11/2020	—	(56,678)
USD	1,943,483	SEK	17,300,000	BNP	9/14/2020	—	(27,714)
USD	3,262,901	SEK	30,000,000	JPM	9/14/2020	—	(155,359)
8	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	3,387,909	SEK	31,278,000	UBS	9/14/2020	—	$(175,974)
USD	3,320,405	SGD	4,600,000	BNP	9/14/2020	—	(27,726)
USD	1,583,512	SGD	2,200,000	JPM	9/14/2020	—	(17,769)
USD	2,722,966	SGD	3,771,000	UBS	9/14/2020	—	(21,774)
USD	7,495,916	TWD	219,100,000	UBS	9/14/2020	$1,391	—
USD	348,126	ZAR	6,000,000	JPM	9/14/2020	—	(1,270)
ZAR	39,300,000	USD	2,373,737	BNP	9/14/2020	—	(85,192)
ZAR	28,773,000	USD	1,670,921	JPM	9/14/2020	4,609	—
						$656,456	$(1,448,933)
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPM	CDX.EM.33	760,000	USD	$760,000	1.000%	Quarterly	Jun 2025	$81,063	$(50,595)	$30,468
JPM	CDX.NA.IG.34	1,400,000	USD	1,400,000	1.000%	Quarterly	Jun 2025	7,161	(29,168)	(22,007)
JPM	iTraxx Europe Series 33 Version 1	1,400,000	EUR	1,526,634	1.000%	Quarterly	Jun 2025	(2,371)	(31,099)	(33,470)
				$3,686,634				$85,853	$(110,862)	$(25,009)

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPM	CDX.NA.IG.34	0.764%	1,100,000	USD	$1,100,000	1.000%	Quarterly	Jun 2025	$6,362	$10,930	$17,292
JPM	CDX.NA.IG.34	0.764%	1,100,000	USD	1,100,000	1.000%	Quarterly	Jun 2025	9,985	7,307	17,292
JPM	CDX.NA.IG.34	0.764%	300,000	USD	300,000	1.000%	Quarterly	Jun 2025	2,723	1,993	4,716
JPM	CDX.NA.IG.34	0.764%	1,800,000	USD	1,800,000	1.000%	Quarterly	Jun 2025	26,482	1,813	28,295
JPM	iTraxx Europe Series 33 Version 1	0.664%	1,400,000	EUR	1,554,071	1.000%	Quarterly	Jun 2025	20,867	12,603	33,470
JPM	iTraxx Europe Series 33 Version 1	0.664%	1,300,000	EUR	1,443,066	1.000%	Quarterly	Jun 2025	19,377	11,702	31,079
JPM	iTraxx Europe Series 33 Version 1	0.664%	1,900,000	EUR	2,189,470	1.000%	Quarterly	Jun 2025	45,371	52	45,423
					$9,486,607				$131,167	$46,400	$177,567

Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	ABB, Ltd.	1-Month CHF LIBOR - 0.30%	Monthly	CHF	54,396	Feb 2021	BNP	—	$1,396	$1,396
Pay	Abbott Laboratories	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	43,879	Feb 2021	BNP	—	(220)	(220)
Pay	Air Liquide SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	22,138	Feb 2021	BNP	—	(414)	(414)
Pay	Amcor PLC	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	142,150	Feb 2021	BNP	—	5,303	5,303
Pay	American Water Works Company, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	134,998	Feb 2021	BNP	—	(13,313)	(13,313)
Pay	Anheuser-Busch InBev SA/NV	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	248,225	Feb 2021	BNP	—	8,306	8,306
Pay	Apollo Global Management, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	61,805	Feb 2021	BNP	—	3,273	3,273
Pay	Aroundtown SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	91,883	Feb 2021	BNP	—	2,564	2,564
Pay	ASML Holding NV	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	83,998	Feb 2021	BNP	—	9,251	9,251
SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	9

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Avalara, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	148,432	Feb 2021	BNP	—	$(10,230)	$(10,230)
Pay	Banco Bilbao Vizcaya Argentaria SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	46,803	Feb 2021	BNP	—	10,378	10,378
Pay	Bayerische Motoren Werke AG	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	59,665	Feb 2021	BNP	—	4,672	4,672
Pay	Beiersdorf AG	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	56,110	Feb 2021	BNP	—	(1,479)	(1,479)
Pay	Carrefour SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	80,550	Feb 2021	BNP	—	2,974	2,974
Pay	Catalent, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	232,295	Feb 2021	BNP	—	(10,091)	(10,091)
Pay	Cellnex Telecom SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	169,703	Feb 2021	BNP	—	9,399	9,399
Pay	Chevron Corp.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	76,966	Feb 2021	BNP	—	4,408	4,408
Pay	Chr. Hansen Holding A/S	1-Month DKK CIBOR - 0.30%	Monthly	DKK	640,032	Feb 2021	BNP	—	(1,299)	(1,299)
Pay	Coca-Cola Company	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	79,622	Feb 2021	BNP	—	(1,476)	(1,476)
Pay	Coca-Cola European Partners PLC	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	53,762	Feb 2021	BNP	—	(2,192)	(2,192)
Pay	Compass Group PLC	1-Month GBP LIBOR - 0.30%	Monthly	GBP	125,628	Feb 2021	BNP	—	18,586	18,586
Pay	Continental AG	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	37,887	Feb 2021	BNP	—	2,016	2,016
Pay	Coupa Software, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	137,000	Feb 2021	BNP	—	(4,284)	(4,284)
Pay	Crown Holdings, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	162,114	Feb 2021	BNP	—	(10,836)	(10,836)
Pay	Daimler AG	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	174,769	Feb 2021	BNP	—	1,535	1,535
Pay	Danone SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	75,917	Feb 2021	BNP	—	5,887	5,887
Pay	Davide Campari-Milano SpA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	71,794	Feb 2021	BNP	—	(3,195)	(3,195)
Pay	Delivery Hero SE	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	254,799	Feb 2021	BNP	—	(11,084)	(11,084)
Pay	Delta Air Lines, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	199,485	Feb 2021	BNP	—	25,304	25,304
Pay	DENTSPLY SIRONA, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	100,069	Feb 2021	BNP	—	1,094	1,094
Pay	Deutsche Boerse AG	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	24,608	Feb 2021	BNP	—	1,663	1,663
Pay	DSV PANALPINA A/S	1-Month DKK CIBOR - 0.30%	Monthly	DKK	1,878,942	Feb 2021	BNP	—	(5,909)	(5,909)
Pay	Eiffage SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	151,127	Feb 2021	BNP	—	15,060	15,060
Pay	Eurofins Scientific SE	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	147,101	Feb 2021	BNP	—	1,613	1,613
Pay	Eversource Energy	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	57,205	Feb 2021	BNP	—	(3,416)	(3,416)
Pay	Experian PLC	1-Month GBP LIBOR - 0.30%	Monthly	GBP	65,435	Feb 2021	BNP	—	5,061	5,061
Pay	Fiat Chrysler Automobiles NV	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	49,150	Feb 2021	BNP	—	2,850	2,850
Pay	Fidelity National Information Services, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	104,901	Feb 2021	BNP	—	(4,400)	(4,400)
Pay	Fiserv, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	116,254	Feb 2021	BNP	—	1,088	1,088
Pay	Ford Motor Company	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	282,831	Feb 2021	BNP	—	5,434	5,434
Pay	General Motors Company	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	61,417	Feb 2021	BNP	—	4,489	4,489
Pay	Genmab A/S	1-Month DKK CIBOR - 0.30%	Monthly	DKK	231,561	Feb 2021	BNP	—	2,814	2,814
Pay	Global Payments, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	139,607	Feb 2021	BNP	—	(7,271)	(7,271)
Pay	Hasbro, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	49,113	Feb 2021	BNP	—	3,489	3,489
Pay	Healthpeak Properties, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	190,340	Feb 2021	BNP	—	(3,133)	(3,133)
Pay	Henry Schein, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	40,373	Feb 2021	BNP	—	(3,205)	(3,205)
10	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Home Depot, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	48,731	Feb 2021	BNP	—	$(1,202)	$(1,202)
Pay	Ingersoll Rand, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	222,417	Feb 2021	BNP	—	(4,543)	(4,543)
Pay	Interpublic Group of Companies, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	45,089	Feb 2021	BNP	—	(3)	(3)
Pay	Invitation Homes, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	125,452	Feb 2021	BNP	—	(10,149)	(10,149)
Pay	Just Eat Takeaway.com NV	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	181,578	Feb 2021	BNP	—	1,629	1,629
Pay	Kellogg Company	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	190,720	Feb 2021	BNP	—	(2,535)	(2,535)
Pay	Live Nation Entertainment, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	110,264	Feb 2021	BNP	—	10,691	10,691
Pay	McDonald's Corp.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	59,373	Feb 2021	BNP	—	(491)	(491)
Pay	Melrose Industries PLC	1-Month GBP LIBOR - 0.30%	Monthly	GBP	127,928	Feb 2021	BNP	—	50,889	50,889
Pay	Merck & Company, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	58,606	Feb 2021	BNP	—	(695)	(695)
Pay	Moderna, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	302,349	Feb 2021	BNP	—	23,044	23,044
Pay	Molson Coors Beverage Company	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	62,528	Feb 2021	BNP	—	(3,062)	(3,062)
Pay	Neste OYJ	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	109,435	Feb 2021	BNP	—	(7,484)	(7,484)
Pay	Nestle SA	1-Month CHF LIBOR - 0.30%	Monthly	CHF	64,494	Feb 2021	BNP	—	510	510
Pay	Newell Brands, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	132,545	Feb 2021	BNP	—	(10)	(10)
Pay	Nexi SpA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	131,350	Feb 2021	BNP	—	4,110	4,110
Pay	Nordea Bank Abp	1-Month SEK STIBOR - 0.30%	Monthly	SEK	929,083	Feb 2021	BNP	—	958	958
Pay	Ocado Group PLC	1-Month GBP LIBOR - 0.30%	Monthly	GBP	94,446	Feb 2021	BNP	—	3,911	3,911
Pay	Occidental Petroleum Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	142,113	Feb 2021	BNP	—	11,901	11,901
Pay	Omnicom Group, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	55,197	Feb 2021	BNP	—	2,376	2,376
Pay	ONEOK, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	64,752	Feb 2021	BNP	—	2,061	2,061
Pay	Orange SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	48,070	Feb 2021	BNP	—	5,237	5,237
Pay	Pfizer, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	141,046	Feb 2021	BNP	—	(10,229)	(10,229)
Pay	Principal Financial Group, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	153,687	Feb 2021	BNP	—	7,335	7,335
Pay	Prysmian SpA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	104,268	Feb 2021	BNP	—	1,190	1,190
Pay	Rentokil Initial PLC	1-Month GBP LIBOR - 0.30%	Monthly	GBP	29,200	Feb 2021	BNP	—	1,080	1,080
Pay	RingCentral, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	39,096	Feb 2021	BNP	—	(5,028)	(5,028)
Pay	Roku, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	372,571	Feb 2021	BNP	—	(1,671)	(1,671)
Pay	Royal Caribbean Cruises, Ltd.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	125,941	Feb 2021	BNP	—	20,815	20,815
Pay	RPM International, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	43,093	Feb 2021	BNP	—	(2,519)	(2,519)
Pay	Sanofi	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	54,797	Feb 2021	BNP	—	3,513	3,513
Pay	SAP SE	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	45,111	Feb 2021	BNP	—	1,525	1,525
Pay	Scout24 AG	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	39,424	Feb 2021	BNP	—	(2,030)	(2,030)
Pay	Securitas AB	1-Month SEK STIBOR - 0.30%	Monthly	SEK	381,209	Feb 2021	BNP	—	(631)	(631)
Pay	Segro PLC	1-Month GBP LIBOR - 0.30%	Monthly	GBP	84,220	Feb 2021	BNP	—	(3,582)	(3,582)
Pay	Siemens AG	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	72,688	Feb 2021	BNP	—	2,793	2,793
Pay	Societe Generale SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	151,363	Feb 2021	BNP	—	31,045	31,045
Pay	Spirax-Sarco Engineering PLC	1-Month GBP LIBOR - 0.30%	Monthly	GBP	84,521	Feb 2021	BNP	—	111	111
SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	11

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Straumann Holding AG	1-Month CHF LIBOR - 0.30%	Monthly	CHF	149,688	Feb 2021	BNP	—	$1,694	$1,694
Pay	Teladoc Health, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	123,559	Feb 2021	BNP	—	(8,810)	(8,810)
Pay	The Clorox Company	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	45,777	Feb 2021	BNP	—	(2,238)	(2,238)
Pay	The Travelers Companies, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	66,004	Feb 2021	BNP	—	2,610	2,610
Pay	T-Mobile US, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	100,408	Feb 2021	BNP	—	(2,362)	(2,362)
Pay	Trade Desk, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	107,783	Feb 2021	BNP	—	(3,701)	(3,701)
Pay	Tradeweb Markets, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	29,817	Feb 2021	BNP	—	184	184
Pay	Truist Financial Corp.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	308,218	Feb 2021	BNP	—	(4,447)	(4,447)
Pay	Ubisoft Entertainment SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	111,302	Feb 2021	BNP	—	1,798	1,798
Pay	UDR, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	141,833	Feb 2021	BNP	—	3,430	3,430
Pay	UniCredit SpA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	102,916	Feb 2021	BNP	—	14,454	14,454
Pay	Verizon Communications, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	41,219	Feb 2021	BNP	—	(1,722)	(1,722)
Pay	Vinci SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	78,630	Feb 2021	BNP	—	12,062	12,062
Pay	Vonovia SE	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	105,680	Feb 2021	BNP	—	(278)	(278)
Pay	XPO Logistics, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	106,880	Feb 2021	BNP	—	6,870	6,870
Pay	Zalando SE	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	21,409	Feb 2021	BNP	—	1,332	1,332
Pay	Alnylam Pharmaceuticals, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	136,055	Feb 2021	BNP	—	10,546	10,546
Pay	Amazon.com, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	45,224	Feb 2021	BNP	—	(2,249)	(2,249)
Pay	American Tower Corp.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	160,794	Feb 2021	BNP	—	(2,587)	(2,587)
Pay	Ball Corp.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	109,911	Feb 2021	BNP	—	(6,506)	(6,506)
Pay	Cheniere Energy, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	106,382	Feb 2021	BNP	—	2,367	2,367
Pay	Citigroup, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	70,526	Feb 2021	BNP	—	2,457	2,457
Pay	Corning, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	85,218	Feb 2021	BNP	—	(8,935)	(8,935)
Pay	CoStar Group, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	56,031	Feb 2021	BNP	—	(12,804)	(12,804)
Pay	Crown Castle International Corp.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	76,272	Feb 2021	BNP	—	585	585
Pay	DexCom, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	40,540	Feb 2021	BNP	—	(1,710)	(1,710)
Pay	DISH Network Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	107,995	Feb 2021	BNP	—	5,331	5,331
Pay	DocuSign, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	173,354	Feb 2021	BNP	—	(21,589)	(21,589)
Pay	DuPont de Nemours, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	122,701	Feb 2021	BNP	—	3,004	3,004
Pay	Equinix, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	137,065	Feb 2021	BNP	—	(13,757)	(13,757)
Pay	Exact Sciences Corp.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	74,372	Feb 2021	BNP	—	840	840
Pay	Fortive Corp.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	64,925	Feb 2021	BNP	—	907	907
Pay	Liberty Broadband Corp.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	84,925	Feb 2021	BNP	—	(3,925)	(3,925)
12	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Linde PLC	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	96,901	Feb 2021	BNP	—	$(2,621)	$(2,621)
Pay	McCormick & Company, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	121,088	Feb 2021	BNP	—	(3,700)	(3,700)
Pay	MercadoLibre, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	78,702	Feb 2021	BNP	—	(12,398)	(12,398)
Pay	Microsoft Corp.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	39,248	Feb 2021	BNP	—	704	704
Pay	Mondelez International, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	134,947	Feb 2021	BNP	—	(7,506)	(7,506)
Pay	MongoDB, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	277,533	Feb 2021	BNP	—	(29,781)	(29,781)
Pay	Mosaic Company	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	91,403	Feb 2021	BNP	—	(448)	(448)
Pay	National Oilwell Varco, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	39,461	Feb 2021	BNP	—	704	704
Pay	Nielsen Holdings PLC	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	68,050	Feb 2021	BNP	—	4,654	4,654
Pay	Okta, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	234,658	Feb 2021	BNP	—	(19,487)	(19,487)
Pay	Rollins, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	97,753	Feb 2021	BNP	—	(10,984)	(10,984)
Pay	Sarepta Therapeutics, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	196,466	Feb 2021	BNP	—	18,676	18,676
Pay	Seattle Genetics, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	189,809	Feb 2021	BNP	—	12,384	12,384
Pay	Square, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	131,609	Feb 2021	BNP	—	(8,249)	(8,249)
Pay	The Goldman Sachs Group, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	71,143	Feb 2021	BNP	—	6,207	6,207
Pay	TransDigm Group, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	136,776	Feb 2021	BNP	—	818	818
Pay	Twilio, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	296,933	Feb 2021	BNP	—	(70,393)	(70,393)
Pay	UnitedHealth Group, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	82,437	Feb 2021	BNP	—	378	378
Pay	Westinghouse Air Brake Technologies Corp.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	131,829	Feb 2021	BNP	—	(1,143)	(1,143)
Pay	Xylem, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	44,163	Feb 2021	BNP	—	1,159	1,159
Pay	Canon, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	8,719,188	Dec 2021	UBS	—	18,165	18,165
Pay	Cie Financiere Richemont SA	1-Day CHF LIBOR - 0.48%	Monthly	CHF	37,997	Dec 2021	UBS	—	4,396	4,396
Pay	Daiichi Sankyo Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	20,199,490	Dec 2021	UBS	—	(15,366)	(15,366)
Pay	Daikin Industries, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	5,347,035	Dec 2021	UBS	—	1,872	1,872
Pay	East Japan Railway Company	1-Day JPY LIBOR - 0.58%	Monthly	JPY	16,434,544	Dec 2021	UBS	—	26,175	26,175
Pay	Hitachi, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	9,283,015	Dec 2021	UBS	—	8,066	8,066
Pay	Japan Airlines Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	20,472,200	Dec 2021	UBS	—	24,471	24,471
Pay	Kakaku.com, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	13,774,094	Dec 2021	UBS	—	10,284	10,284
Pay	Kao Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	5,340,680	Dec 2021	UBS	—	5,716	5,716
Pay	Kubota Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	18,731,440	Dec 2021	UBS	—	11,865	11,865
Pay	Kyocera Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	6,526,506	Dec 2021	UBS	—	580	580
Pay	Lasertec Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	5,989,500	Dec 2021	UBS	—	8,766	8,766
Pay	Mazda Motor Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	5,350,245	Dec 2021	UBS	—	8,160	8,160
Pay	Mitsubishi Chemical Holdings Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	5,074,136	Dec 2021	UBS	—	4,826	4,826
Pay	SBI Holdings, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	14,733,610	Dec 2021	UBS	—	1,400	1,400
Pay	Sumitomo Chemical Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	6,847,800	Dec 2021	UBS	—	6,295	6,295
Pay	Sumitomo Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	20,642,094	Dec 2021	UBS	—	19,182	19,182
SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	13

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Sumitomo Mitsui Financial Group, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	6,550,614	Dec 2021	UBS	—	$5,738	$5,738
Pay	Suzuki Motor Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	12,193,650	Dec 2021	UBS	—	13,910	13,910
Pay	AbbVie, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	71,907	Dec 2021	UBS	—	3,848	3,848
Pay	Afterpay, Ltd.	1-Day AUD IBOC - 0.45%	Monthly	AUD	222,406	Dec 2021	UBS	—	(909)	(909)
Pay	AIA Group, Ltd.	1-Day HKD HIBOR - 0.45%	Monthly	HKD	664,238	Dec 2021	UBS	—	3,576	3,576
Pay	Altice Europe NV	1-Day EUR LIBOR - 0.40%	Monthly	EUR	79,009	Dec 2021	UBS	—	(9,335)	(9,335)
Pay	Aptiv PLC	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	205,922	Dec 2021	UBS	—	10,122	10,122
Pay	ASX, Ltd.	1-Day AUD IBOC - 0.45%	Monthly	AUD	26,687	Dec 2021	UBS	—	463	463
Pay	Athene Holding, Ltd.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	181,399	Dec 2021	UBS	—	6,485	6,485
Pay	Becton Dickinson and Company	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	174,058	Dec 2021	UBS	—	(9,397)	(9,397)
Pay	BOC Hong Kong Holdings, Ltd.	1-Day HKD HIBOR - 0.45%	Monthly	HKD	481,256	Dec 2021	UBS	—	2,526	2,526
Pay	Boston Properties, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	53,204	Dec 2021	UBS	—	2,328	2,328
Pay	CarMax, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	106,635	Dec 2021	UBS	—	(2,179)	(2,179)
Pay	Centene Corp.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	109,355	Dec 2021	UBS	—	570	570
Pay	Cincinnati Financial Corp.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	58,301	Dec 2021	UBS	—	(3,504)	(3,504)
Pay	Cisco Systems, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	36,004	Dec 2021	UBS	—	(456)	(456)
Pay	Comerica, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	108,637	Dec 2021	UBS	—	(4,856)	(4,856)
Pay	Commerzbank AG	1-Day EUR LIBOR - 0.40%	Monthly	EUR	141,400	Dec 2021	UBS	—	12,628	12,628
Pay	CSX Corp.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	56,245	Dec 2021	UBS	—	(548)	(548)
Pay	E.ON SE	1-Day EUR LIBOR - 0.40%	Monthly	EUR	117,137	Dec 2021	UBS	—	4,163	4,163
Pay	Galapagos NV	1-Day EUR LIBOR - 0.40%	Monthly	EUR	226,202	Dec 2021	UBS	—	26,855	26,855
Pay	Huntington Bancshares, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	64,007	Dec 2021	UBS	—	(1,132)	(1,132)
Pay	Insulet Corp.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	124,586	Dec 2021	UBS	—	(699)	(699)
Pay	Jardine Matheson Holdings, Ltd.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	71,366	Dec 2021	UBS	—	(1,398)	(1,398)
Pay	Lendlease Corp, Ltd.	1-Day AUD IBOC - 0.45%	Monthly	AUD	81,953	Dec 2021	UBS	—	855	855
Pay	Loews Corp.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	40,304	Dec 2021	UBS	—	(407)	(407)
Pay	L'Oreal SA	1-Day EUR LIBOR - 0.40%	Monthly	EUR	90,241	Dec 2021	UBS	—	2,909	2,909
Pay	M&T Bank Corp.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	59,213	Dec 2021	UBS	—	(1,821)	(1,821)
Pay	Melco Resorts & Entertainment, Ltd.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	159,579	Dec 2021	UBS	—	12,736	12,736
Pay	Moody's Corp.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	109,189	Dec 2021	UBS	—	4,532	4,532
Pay	MTR Corp, Ltd.	1-Day HKD HIBOR - 0.45%	Monthly	HKD	434,619	Dec 2021	UBS	—	441	441
Pay	New World Development Company, Ltd.	1-Day HKD HIBOR - 0.45%	Monthly	HKD	351,450	Dec 2021	UBS	—	3,015	3,015
Pay	Newcrest Mining, Ltd.	1-Day AUD IBOC - 0.45%	Monthly	AUD	205,780	Dec 2021	UBS	—	(8,509)	(8,509)
Pay	Oracle Corp.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	43,530	Dec 2021	UBS	—	773	773
Pay	PayPal Holdings, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	53,478	Dec 2021	UBS	—	(7,310)	(7,310)
Pay	QBE Insurance Group, Ltd.	1-Day AUD IBOC - 0.45%	Monthly	AUD	179,438	Dec 2021	UBS	—	(4,297)	(4,297)
14	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	RenaissanceRe Holdings, Ltd.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	133,356	Dec 2021	UBS	—	$1,301	$1,301
Pay	Roper Technologies, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	64,750	Dec 2021	UBS	—	(5,315)	(5,315)
Pay	Sage Group PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	46,659	Dec 2021	UBS	—	(3,590)	(3,590)
Pay	Schlumberger, Ltd.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	50,592	Dec 2021	UBS	—	2,061	2,061
Pay	Southwest Airlines Company	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	133,562	Dec 2021	UBS	—	18,141	18,141
Pay	Standard Chartered PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	58,907	Dec 2021	UBS	—	10,442	10,442
Pay	Stanley Black & Decker, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	188,327	Dec 2021	UBS	—	(2,273)	(2,273)
Pay	Sydney Airport	1-Day AUD IBOC - 0.45%	Monthly	AUD	99,219	Dec 2021	UBS	—	2,976	2,976
Pay	TE Connectivity, Ltd.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	43,771	Dec 2021	UBS	—	(1,838)	(1,838)
Pay	Tyson Foods, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	95,561	Dec 2021	UBS	—	(1,480)	(1,480)
Pay	United Overseas Bank, Ltd.	1-Day SGD SORA - 0.45%	Monthly	SGD	74,153	Dec 2021	UBS	—	3,741	3,741
Pay	VF Corp.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	91,508	Dec 2021	UBS	—	2,949	2,949
Pay	Visa, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	39,430	Dec 2021	UBS	—	1,345	1,345
Pay	Vulcan Materials Company	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	90,918	Dec 2021	UBS	—	4,486	4,486
Pay	Wheelock & Company, Ltd.	1-Day HKD HIBOR - 0.45%	Monthly	HKD	258,563	Dec 2021	UBS	—	(6)	(6)
Pay	Xilinx, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	61,364	Dec 2021	UBS	—	(4,879)	(4,879)
Pay	Air Canada	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	223,969	Dec 2021	UBS	—	28,008	28,008
Pay	Canadian Apartment Properties REIT	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	185,353	Dec 2021	UBS	—	865	865
Pay	Fortis, Inc.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	164,178	Dec 2021	UBS	—	(2,466)	(2,466)
Pay	Power Corp of Canada	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	36,994	Dec 2021	UBS	—	589	589
Pay	Royal Bank of Canada	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	55,883	Dec 2021	UBS	—	1,430	1,430
Pay	TC Energy Corp.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	63,162	Dec 2021	UBS	—	(660)	(660)
Pay	Banco Santander SA	1-Day EUR LIBOR - 0.40%	Monthly	EUR	122,353	Jan 2022	UBS	—	28,743	28,743
Pay	Bank of America Corp.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	75,864	Jan 2022	UBS	—	(925)	(925)
Pay	BASF SE	1-Day EUR LIBOR - 0.40%	Monthly	EUR	117,891	Jan 2022	UBS	—	13,366	13,366
Pay	Bayer AG	1-Day EUR LIBOR - 0.40%	Monthly	EUR	43,278	Jan 2022	UBS	—	6,173	6,173
Pay	BeiGene, Ltd.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	164,645	Jan 2022	UBS	—	20,834	20,834
Pay	Credit Agricole SA	1-Day EUR LIBOR - 0.40%	Monthly	EUR	108,583	Jan 2022	UBS	—	14,010	14,010
Pay	Deere & Company	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	208,247	Jan 2022	UBS	—	(4,760)	(4,760)
Pay	Deutsche Bank AG	1-Day EUR LIBOR - 0.40%	Monthly	EUR	251,832	Jan 2022	UBS	—	42,159	42,159
Pay	Deutsche Telekom AG	1-Day EUR LIBOR - 0.40%	Monthly	EUR	57,452	Jan 2022	UBS	—	4,447	4,447
Pay	Ecolab, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	85,655	Jan 2022	UBS	—	8,568	8,568
Pay	Elanco Animal Health, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	203,596	Jan 2022	UBS	—	3,781	3,781
Pay	Electricite de France SA	1-Day EUR LIBOR - 0.40%	Monthly	EUR	80,533	Jan 2022	UBS	—	8,903	8,903
SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	15

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Exxon Mobil Corp.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	153,613	Jan 2022	UBS	—	$8,251	$8,251
Pay	Facebook, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	67,511	Jan 2022	UBS	—	(3,778)	(3,778)
Pay	Hang Seng Bank, Ltd.	1-Day HKD HIBOR - 0.45%	Monthly	HKD	544,398	Jan 2022	UBS	—	3,918	3,918
Pay	Industria de Diseno Textil SA	1-Day EUR LIBOR - 0.40%	Monthly	EUR	28,060	Jan 2022	UBS	—	924	924
Pay	Link REIT	1-Day HKD HIBOR - 0.45%	Monthly	HKD	384,547	Jan 2022	UBS	—	1,024	1,024
Pay	Lowe's Companies, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	55,782	Jan 2022	UBS	—	(3,044)	(3,044)
Pay	LVMH Moet Hennessy Louis Vuitton SE	1-Day EUR LIBOR - 0.40%	Monthly	EUR	66,752	Jan 2022	UBS	—	8,611	8,611
Pay	Mastercard, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	42,296	Jan 2022	UBS	—	(286)	(286)
Pay	MGM Resorts International	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	80,826	Jan 2022	UBS	—	9,319	9,319
Pay	Motorola Solutions, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	46,448	Jan 2022	UBS	—	(1,649)	(1,649)
Pay	Novartis AG	1-Day CHF LIBOR - 0.48%	Monthly	CHF	103,652	Jan 2022	UBS	—	9,798	9,798
Pay	People's United Financial, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	207,319	Jan 2022	UBS	—	16,182	16,182
Pay	Prologis, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	64,588	Jan 2022	UBS	—	(7,738)	(7,738)
Pay	Schneider Electric SE	1-Day EUR LIBOR - 0.40%	Monthly	EUR	42,102	Jan 2022	UBS	—	1,201	1,201
Pay	Sun Hung Kai Properties, Ltd.	1-Day HKD HIBOR - 0.45%	Monthly	HKD	894,554	Jan 2022	UBS	—	3,386	3,386
Pay	US Bancorp	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	68,950	Jan 2022	UBS	—	1,267	1,267
Pay	VEREIT, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	148,425	Jan 2022	UBS	—	(1,166)	(1,166)
Pay	Walmart, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	65,123	Jan 2022	UBS	—	1,322	1,322
Pay	Wayfair, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	256,710	Jan 2022	UBS	—	(56,774)	(56,774)
Pay	Aeon Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	31,655,328	Jan 2022	UBS	—	(614)	(614)
Pay	Barclays PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	46,823	Jan 2022	UBS	—	10,049	10,049
Pay	BP PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	147,456	Jan 2022	UBS	—	21,811	21,811
Pay	Central Japan Railway Company	1-Day JPY LIBOR - 0.58%	Monthly	JPY	5,716,688	Jan 2022	UBS	—	8,983	8,983
Pay	Commonwealth Bank of Australia	1-Day AUD IBOC - 0.45%	Monthly	AUD	53,580	Jan 2022	UBS	—	1,497	1,497
Pay	Daiwa House Industry Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	12,668,342	Jan 2022	UBS	—	10,885	10,885
Pay	Denso Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	5,751,684	Jan 2022	UBS	—	5,162	5,162
Pay	Glencore PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	271,652	Jan 2022	UBS	—	15,677	15,677
Pay	Honda Motor Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	7,722,189	Jan 2022	UBS	—	8,125	8,125
Pay	HSBC Holdings PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	116,575	Jan 2022	UBS	—	16,769	16,769
Pay	Japan Post Holdings Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	15,444,956	Jan 2022	UBS	—	12,040	12,040
Pay	Keyence Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	14,809,550	Jan 2022	UBS	—	4,940	4,940
Pay	Mercari, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	34,213,155	Jan 2022	UBS	—	(15,798)	(15,798)
Pay	Mitsubishi Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	13,369,959	Jan 2022	UBS	—	10,182	10,182
Pay	Mitsubishi Estate Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	5,685,284	Jan 2022	UBS	—	3,169	3,169
Pay	Mitsubishi UFJ Financial Group, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	9,046,284	Jan 2022	UBS	—	6,167	6,167
Pay	Mitsui Fudosan Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	11,952,779	Jan 2022	UBS	—	14,169	14,169
Pay	Mondi PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	101,844	Jan 2022	UBS	—	10,563	10,563
Pay	National Australia Bank, Ltd.	1-Day AUD IBOC - 0.45%	Monthly	AUD	193,417	Jan 2022	UBS	—	3,934	3,934
Pay	NEC Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	14,676,380	Jan 2022	UBS	—	(5,668)	(5,668)
Pay	Nippon Steel Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	25,764,383	Jan 2022	UBS	—	44,810	44,810
Pay	Nippon Yusen KK	1-Day JPY LIBOR - 0.58%	Monthly	JPY	15,160,902	Jan 2022	UBS	—	13,850	13,850
Pay	Nissan Motor Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	17,134,135	Jan 2022	UBS	—	22,234	22,234
Pay	Oil Search, Ltd.	1-Day AUD IBOC - 0.45%	Monthly	AUD	204,498	Jan 2022	UBS	—	8,463	8,463
16	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Rakuten, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	16,267,968	Jan 2022	UBS	—	$1,555	$1,555
Pay	Sharp Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	7,828,988	Jan 2022	UBS	—	9,274	9,274
Pay	Shiseido Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	7,508,475	Jan 2022	UBS	—	9,783	9,783
Pay	SoftBank Group Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	22,778,482	Jan 2022	UBS	—	(3,298)	(3,298)
Pay	Sony Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	2,279,076	Jan 2022	UBS	—	448	448
Pay	Takeda Pharmaceutical Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	27,524,139	Jan 2022	UBS	—	(2,368)	(2,368)
Pay	Toyota Motor Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	10,793,124	Jan 2022	UBS	—	8,872	8,872
Pay	Transurban Group	1-Day AUD IBOC - 0.45%	Monthly	AUD	155,070	Jan 2022	UBS	—	(905)	(905)
Pay	Treasury Wine Estates, Ltd.	1-Day AUD IBOC - 0.45%	Monthly	AUD	199,896	Jan 2022	UBS	—	4,339	4,339
Pay	Vodafone Group PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	49,283	Jan 2022	UBS	—	6,033	6,033
Pay	Bank of Nova Scotia	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	81,388	Jan 2022	UBS	—	1,631	1,631
Pay	BCE, Inc.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	115,851	Jan 2022	UBS	—	239	239
Pay	Canadian National Railway Company	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	97,775	Jan 2022	UBS	—	(2,420)	(2,420)
Pay	Cenovus Energy, Inc.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	135,821	Jan 2022	UBS	—	4,960	4,960
Pay	CGI, Inc.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	137,413	Jan 2022	UBS	—	(6,770)	(6,770)
Pay	Enbridge, Inc.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	70,325	Jan 2022	UBS	—	(1,271)	(1,271)
Pay	Inter Pipeline, Ltd.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	194,348	Jan 2022	UBS	—	5,441	5,441
Pay	Nutrien, Ltd.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	216,901	Jan 2022	UBS	—	6,712	6,712
Pay	Restaurant Brands International, Inc.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	238,630	Jan 2022	UBS	—	6,672	6,672
Pay	Teck Resources, Ltd.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	82,973	Jan 2022	UBS	—	6,747	6,747
Pay	The Toronto-Dominion Bank	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	85,198	Jan 2022	UBS	—	2,582	2,582
Pay	Wheaton Precious Metals Corp.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	48,271	Jan 2022	UBS	—	(4,981)	(4,981)
Receive	ABN AMRO Bank NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	42,207	Feb 2021	BNP	—	(7,874)	(7,874)
Receive	Accor SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	133,557	Feb 2021	BNP	—	(23,356)	(23,356)
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	40,793	Feb 2021	BNP	—	15,333	15,333
Receive	Adyen NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	189,180	Feb 2021	BNP	—	5,888	5,888
Receive	AGNC Investment Corp.	1-Month USD LIBOR + 0.35%	Monthly	USD	39,919	Feb 2021	BNP	—	586	586
Receive	Akzo Nobel NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	173,796	Feb 2021	BNP	—	(10,334)	(10,334)
Receive	Alphabet, Inc., Class A	1-Month USD LIBOR + 0.35%	Monthly	USD	86,462	Feb 2021	BNP	—	(1,671)	(1,671)
Receive	Aon PLC	1-Month USD LIBOR + 0.35%	Monthly	USD	121,599	Feb 2021	BNP	—	2,529	2,529
Receive	Apple, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	60,199	Feb 2021	BNP	—	5,252	5,252
Receive	Atos SE	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	105,848	Feb 2021	BNP	—	(7,388)	(7,388)
Receive	Aviva PLC	1-Month GBP LIBOR + 0.35%	Monthly	GBP	71,222	Feb 2021	BNP	—	(9,626)	(9,626)
Receive	Barratt Developments PLC	1-Month GBP LIBOR + 0.35%	Monthly	GBP	73,369	Feb 2021	BNP	—	(5,063)	(5,063)
Receive	Bouygues SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	88,471	Feb 2021	BNP	—	(8,279)	(8,279)
Receive	Campbell Soup Company	1-Month USD LIBOR + 0.35%	Monthly	USD	67,881	Feb 2021	BNP	—	459	459
Receive	Capgemini SE	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	35,648	Feb 2021	BNP	—	971	971
Receive	Carlsberg AS	1-Month DKK CIBOR + 0.30%	Monthly	DKK	1,020,544	Feb 2021	BNP	—	(4,073)	(4,073)
Receive	Cboe Global Markets, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	74,270	Feb 2021	BNP	—	(4,830)	(4,830)
Receive	Citizens Financial Group, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	92,027	Feb 2021	BNP	—	(2,322)	(2,322)
Receive	Clariant AG	1-Month CHF LIBOR + 0.30%	Monthly	CHF	101,224	Feb 2021	BNP	—	(6,372)	(6,372)
Receive	Coloplast A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	301,395	Feb 2021	BNP	—	484	484
SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	17

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Colruyt SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	80,195	Feb 2021	BNP	—	$1,228	$1,228
Receive	DaVita, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	49,626	Feb 2021	BNP	—	1,572	1,572
Receive	Demant A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	420,325	Feb 2021	BNP	—	(304)	(304)
Receive	Diamondback Energy, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	115,511	Feb 2021	BNP	—	(145)	(145)
Receive	Duke Realty Corp.	1-Month USD LIBOR + 0.35%	Monthly	USD	68,810	Feb 2021	BNP	—	8,378	8,378
Receive	Fair Isaac Corp.	1-Month USD LIBOR + 0.35%	Monthly	USD	60,315	Feb 2021	BNP	—	4,670	4,670
Receive	Fastenal Company	1-Month USD LIBOR + 0.35%	Monthly	USD	45,667	Feb 2021	BNP	—	2,961	2,961
Receive	Fresenius SE & Company KGaA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	67,380	Feb 2021	BNP	—	(4,563)	(4,563)
Receive	Geberit AG	1-Month CHF LIBOR + 0.30%	Monthly	CHF	145,126	Feb 2021	BNP	—	5,337	5,337
Receive	Gecina SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	157,981	Feb 2021	BNP	—	5,081	5,081
Receive	HCA Healthcare, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	42,260	Feb 2021	BNP	—	8,392	8,392
Receive	HD Supply Holdings, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	72,890	Feb 2021	BNP	—	(1,199)	(1,199)
Receive	Hermes International	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	165,658	Feb 2021	BNP	—	(19,687)	(19,687)
Receive	HOCHTIEF AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	44,608	Feb 2021	BNP	—	(8,155)	(8,155)
Receive	Iliad SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	40,676	Feb 2021	BNP	—	(3,024)	(3,024)
Receive	Ionis Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	45,136	Feb 2021	BNP	—	(3,704)	(3,704)
Receive	ITV PLC	1-Month GBP LIBOR + 0.35%	Monthly	GBP	48,726	Feb 2021	BNP	—	(11,048)	(11,048)
Receive	Kingfisher PLC	1-Month GBP LIBOR + 0.35%	Monthly	GBP	122,810	Feb 2021	BNP	—	11,507	11,507
Receive	Koninklijke Vopak NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	139,925	Feb 2021	BNP	—	(8,549)	(8,549)
Receive	Liberty Broadband Corp.	1-Month USD LIBOR + 0.35%	Monthly	USD	94,092	Feb 2021	BNP	—	4,442	4,442
Receive	Liberty Media Corp-Liberty Formula One	1-Month USD LIBOR + 0.35%	Monthly	USD	62,020	Feb 2021	BNP	—	(1,149)	(1,149)
Receive	Logitech International SA	1-Month CHF LIBOR + 0.30%	Monthly	CHF	127,377	Feb 2021	BNP	—	7,655	7,655
Receive	Masimo Corp.	1-Month USD LIBOR + 0.35%	Monthly	USD	67,037	Feb 2021	BNP	—	(2,999)	(2,999)
Receive	Merck KGaA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	93,161	Feb 2021	BNP	—	(5,488)	(5,488)
Receive	Mettler-Toledo International, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	137,308	Feb 2021	BNP	—	10,387	10,387
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	157,795	Feb 2021	BNP	—	(1,024)	(1,024)
Receive	Naturgy Energy Group SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	41,504	Feb 2021	BNP	—	(2,792)	(2,792)
Receive	NN Group NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	104,652	Feb 2021	BNP	—	(7,193)	(7,193)
Receive	Novo Nordisk A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	1,111,976	Feb 2021	BNP	—	(6,680)	(6,680)
Receive	Pearson PLC	1-Month GBP LIBOR + 0.35%	Monthly	GBP	109,595	Feb 2021	BNP	—	(5,536)	(5,536)
Receive	Peugeot SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	105,967	Feb 2021	BNP	—	(8,178)	(8,178)
Receive	PTC, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	52,423	Feb 2021	BNP	—	3,443	3,443
Receive	Reckitt Benckiser Group PLC	1-Month GBP LIBOR + 0.35%	Monthly	GBP	41,734	Feb 2021	BNP	—	32	32
Receive	Red Electrica Corp. SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	152,414	Feb 2021	BNP	—	(3,421)	(3,421)
Receive	Roche Holding AG	1-Month CHF LIBOR + 0.30%	Monthly	CHF	75,970	Feb 2021	BNP	—	(5,627)	(5,627)
Receive	Telefonica SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	50,203	Feb 2021	BNP	—	(8,155)	(8,155)
Receive	The Blackstone Group, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	63,915	Feb 2021	BNP	—	(3,235)	(3,235)
Receive	Tyler Technologies, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	66,547	Feb 2021	BNP	—	967	967
Receive	Umicore SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	47,610	Feb 2021	BNP	—	(3,995)	(3,995)
Receive	Unilever NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	60,546	Feb 2021	BNP	—	3,970	3,970
Receive	Vail Resorts, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	85,535	Feb 2021	BNP	—	1,241	1,241
Receive	Vestas Wind Systems A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	279,674	Feb 2021	BNP	—	1,603	1,603
Receive	Vivendi SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	109,066	Feb 2021	BNP	—	(7,067)	(7,067)
Receive	VMware, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	95,974	Feb 2021	BNP	—	326	326
Receive	Wendel SE	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	66,260	Feb 2021	BNP	—	(4,564)	(4,564)
Receive	Whirlpool Corp.	1-Month USD LIBOR + 0.35%	Monthly	USD	168,046	Feb 2021	BNP	—	23,414	23,414
Receive	WW Grainger, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	173,816	Feb 2021	BNP	—	4,078	4,078
Receive	Bunge, Ltd.	1-Month USD LIBOR + 0.35%	Monthly	USD	96,446	Feb 2021	BNP	—	460	460
Receive	Copart, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	53,898	Feb 2021	BNP	—	4,006	4,006
Receive	Lincoln National Corp.	1-Month USD LIBOR + 0.35%	Monthly	USD	119,928	Feb 2021	BNP	—	183	183
18	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	ABC-Mart, Inc.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	6,183,406	Dec 2021	UBS	—	$(5,030)	$(5,030)
Receive	Bank of Kyoto, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	7,191,826	Dec 2021	UBS	—	(1,432)	(1,432)
Receive	Daiwa Securities Group, Inc.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	5,341,663	Dec 2021	UBS	—	(1,364)	(1,364)
Receive	Fujitsu, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	4,965,400	Dec 2021	UBS	—	2,448	2,448
Receive	GN Store Nord A/S	1-Month DKK CIBOR + 0.40%	Monthly	DKK	355,465	Dec 2021	UBS	—	296	296
Receive	Hamamatsu Photonics KK	1-Month JPY LIBOR + 0.45%	Monthly	JPY	5,836,566	Dec 2021	UBS	—	(2,941)	(2,941)
Receive	Ito En, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	7,321,647	Dec 2021	UBS	—	(1,200)	(1,200)
Receive	Miura Company, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	6,694,613	Dec 2021	UBS	—	(5,014)	(5,014)
Receive	NGK Spark Plug Company, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	6,656,193	Dec 2021	UBS	—	(6,007)	(6,007)
Receive	Nippon Prologis REIT, Inc.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	9,349,604	Dec 2021	UBS	—	8,068	8,068
Receive	Nitori Holdings Company, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	7,232,000	Dec 2021	UBS	—	1,706	1,706
Receive	Nomura Holdings, Inc.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	8,443,512	Dec 2021	UBS	—	(1,067)	(1,067)
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	7,071,892	Dec 2021	UBS	—	(726)	(726)
Receive	Otsuka Holdings Company, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	10,660,302	Dec 2021	UBS	—	(4,873)	(4,873)
Receive	Panasonic Corp.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	14,462,601	Dec 2021	UBS	—	(15,236)	(15,236)
Receive	Partners Group Holding AG	1-Month CHF LIBOR + 0.40%	Monthly	CHF	180,589	Dec 2021	UBS	—	(1,792)	(1,792)
Receive	Recruit Holdings Company, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	15,613,749	Dec 2021	UBS	—	(18,851)	(18,851)
Receive	Ryohin Keikaku Company, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	7,539,851	Dec 2021	UBS	—	(6,038)	(6,038)
Receive	SCSK Corp.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	7,102,051	Dec 2021	UBS	—	539	539
Receive	Seiko Epson Corp.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	9,502,735	Dec 2021	UBS	—	(9,556)	(9,556)
Receive	Seven Bank, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	9,138,224	Dec 2021	UBS	—	(7,263)	(7,263)
Receive	Shimizu Corp.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	12,098,099	Dec 2021	UBS	—	(13,026)	(13,026)
Receive	Skanska AB	1-Month SEK STIBOR + 0.40%	Monthly	SEK	553,906	Dec 2021	UBS	—	(6,469)	(6,469)
Receive	Sohgo Security Services Company, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	6,195,621	Dec 2021	UBS	—	(618)	(618)
Receive	Tokio Marine Holdings, Inc.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	5,122,712	Dec 2021	UBS	—	(3,692)	(3,692)
Receive	Trend Micro, Inc.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	15,435,000	Dec 2021	UBS	—	(3,509)	(3,509)
Receive	Yakult Honsha Company, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	14,134,480	Dec 2021	UBS	—	(9,335)	(9,335)
Receive	Yamazaki Baking Company, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	6,109,557	Dec 2021	UBS	—	(2,364)	(2,364)
Receive	Yara International ASA	1-Month NOK NIBOR + 0.40%	Monthly	NOK	1,145,290	Dec 2021	UBS	—	11,039	11,039
Receive	3M Company	1-Month USD LIBOR + 0.40%	Monthly	USD	27,405	Dec 2021	UBS	—	(1,531)	(1,531)
Receive	Aegon NV	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	30,893	Dec 2021	UBS	—	(4,413)	(4,413)
Receive	Ageas SA/NV	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	85,549	Dec 2021	UBS	—	(9,300)	(9,300)
Receive	American Financial Group, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	85,884	Dec 2021	UBS	—	(2,106)	(2,106)
Receive	Annaly Capital Management, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	71,695	Dec 2021	UBS	—	3,963	3,963
Receive	Aurizon Holdings, Ltd.	1-Month AUD BBSW + 0.45%	Monthly	AUD	134,687	Dec 2021	UBS	—	(4,948)	(4,948)
Receive	Autoliv, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	78,135	Dec 2021	UBS	—	(3,112)	(3,112)
Receive	AVEVA Group PLC	1-Month GBP LIBOR + 0.40%	Monthly	GBP	47,018	Dec 2021	UBS	—	157	157
Receive	AXA SA	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	76,950	Dec 2021	UBS	—	(8,518)	(8,518)
Receive	Brown-Forman Corp.	1-Month USD LIBOR + 0.40%	Monthly	USD	60,855	Dec 2021	UBS	—	2,714	2,714
Receive	Cable One, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	51,606	Dec 2021	UBS	—	1,234	1,234
Receive	Coca-Cola Amatil, Ltd.	1-Month AUD BBSW + 0.45%	Monthly	AUD	83,802	Dec 2021	UBS	—	(3,198)	(3,198)
Receive	Cognex Corp.	1-Month USD LIBOR + 0.40%	Monthly	USD	76,541	Dec 2021	UBS	—	5,287	5,287
Receive	CVS Health Corp.	1-Month USD LIBOR + 0.40%	Monthly	USD	46,498	Dec 2021	UBS	—	(1,185)	(1,185)
Receive	Enagas SA	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	62,665	Dec 2021	UBS	—	(748)	(748)
Receive	Essential Utilities, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	57,907	Dec 2021	UBS	—	2,812	2,812
Receive	FedEx Corp.	1-Month USD LIBOR + 0.40%	Monthly	USD	50,149	Dec 2021	UBS	—	2,210	2,210
Receive	Ferguson PLC	1-Month GBP LIBOR + 0.40%	Monthly	GBP	39,147	Dec 2021	UBS	—	(657)	(657)
Receive	GEA Group AG	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	55,103	Dec 2021	UBS	—	(1,800)	(1,800)
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.40%	Monthly	GBP	58,625	Dec 2021	UBS	—	(2,120)	(2,120)
Receive	J Sainsbury PLC	1-Month GBP LIBOR + 0.40%	Monthly	GBP	83,856	Dec 2021	UBS	—	(4,551)	(4,551)
Receive	JB Hunt Transport Services, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	60,087	Dec 2021	UBS	—	(450)	(450)
SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	19

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Klepierre SA	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	83,075	Dec 2021	UBS	—	$(12,025)	$(12,025)
Receive	Lear Corp.	1-Month USD LIBOR + 0.40%	Monthly	USD	56,247	Dec 2021	UBS	—	(1,404)	(1,404)
Receive	Lennar Corp.	1-Month USD LIBOR + 0.40%	Monthly	USD	116,076	Dec 2021	UBS	—	6,815	6,815
Receive	Nemetschek SE	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	67,848	Dec 2021	UBS	—	(460)	(460)
Receive	Newmont Corp.	1-Month USD LIBOR + 0.40%	Monthly	USD	64,186	Dec 2021	UBS	—	7,015	7,015
Receive	NVR, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	60,468	Dec 2021	UBS	—	10,258	10,258
Receive	Pentair PLC	1-Month USD LIBOR + 0.40%	Monthly	USD	218,104	Dec 2021	UBS	—	3,026	3,026
Receive	PulteGroup, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	102,245	Dec 2021	UBS	—	20,960	20,960
Receive	Repsol SA	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	88,792	Dec 2021	UBS	—	(17,537)	(17,537)
Receive	Sealed Air Corp.	1-Month USD LIBOR + 0.40%	Monthly	USD	38,391	Dec 2021	UBS	—	(510)	(510)
Receive	Sherwin-Williams Company	1-Month USD LIBOR + 0.40%	Monthly	USD	47,340	Dec 2021	UBS	—	3,833	3,833
Receive	Singapore Exchange, Ltd.	1-Month SGD SIBOR + 0.45%	Monthly	SGD	89,936	Dec 2021	UBS	—	(1,153)	(1,153)
Receive	Sofina SA	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	55,200	Dec 2021	UBS	—	(1,099)	(1,099)
Receive	Spark New Zealand, Ltd.	1-Month NZD BBR + 0.45%	Monthly	NZD	88,958	Dec 2021	UBS	—	1,839	1,839
Receive	State Street Corp.	1-Month USD LIBOR + 0.40%	Monthly	USD	57,203	Dec 2021	UBS	—	(382)	(382)
Receive	Universal Health Services, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	56,811	Dec 2021	UBS	—	6,926	6,926
Receive	Ventas, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	92,443	Dec 2021	UBS	—	6,117	6,117
Receive	Western Digital Corp.	1-Month USD LIBOR + 0.40%	Monthly	USD	113,965	Dec 2021	UBS	—	(2,540)	(2,540)
Receive	Woodside Petroleum, Ltd.	1-Month AUD BBSW + 0.45%	Monthly	AUD	185,056	Dec 2021	UBS	—	(6,026)	(6,026)
Receive	Allianz SE	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	77,526	Jan 2022	UBS	—	(5,363)	(5,363)
Receive	ANDRITZ AG	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	68,685	Jan 2022	UBS	—	(8,431)	(8,431)
Receive	Charter Communications, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	56,857	Jan 2022	UBS	—	2,878	2,878
Receive	Deutsche Wohnen SE	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	75,927	Jan 2022	UBS	—	1,774	1,774
Receive	Essity AB	1-Month SEK STIBOR + 0.40%	Monthly	SEK	428,902	Jan 2022	UBS	—	(965)	(965)
Receive	Koninklijke Ahold Delhaize NV	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	232,552	Jan 2022	UBS	—	(6,812)	(6,812)
Receive	MetLife, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	105,371	Jan 2022	UBS	—	(2,267)	(2,267)
Receive	Metso OYJ	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	21,194	Jan 2022	UBS	—	676	676
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	145,519	Jan 2022	UBS	—	(1,323)	(1,323)
Receive	Novozymes A/S	1-Month DKK CIBOR + 0.40%	Monthly	DKK	1,365,994	Jan 2022	UBS	—	(10,331)	(10,331)
Receive	Orion OYJ	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	85,654	Jan 2022	UBS	—	(18,760)	(18,760)
Receive	Swatch Group AG	1-Month CHF LIBOR + 0.40%	Monthly	CHF	274,088	Jan 2022	UBS	—	(24,178)	(24,178)
Receive	Sekisui House, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	8,583,006	Jan 2022	UBS	—	(7,480)	(7,480)
								—	$455,952	$455,952
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
20	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
BNP	BNP Paribas
CIBOR	Copenhagen Interbank Offered Rate
CORRA	Canadian Overnight Repo Rate Average
EURIBOR	Euro Interbank Offered Rate
HIBOR	Hong Kong Interbank Offered Rate
IBOC	Interbank Overnight Cash Rate
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
OBFR	Overnight Bank Funding Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
SIBOR	Singapore Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SORA	Singapore Overnight Rate Average
STIBOR	Stockholm Interbank Offered Rate
UBS	UBS AG
SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	21

Notes to Consolidated Fund's investments (unaudited)
Basis of consolidation. The accompanying Consolidated Fund's investments include the accounts of John Hancock Alternative Risk Premia Offshore Subsidiary Fund, Ltd. (the subsidiary), a Cayman Islands exempted company which was incorporated on January 4, 2019, a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by Unigestion (UK) Limited, (the subadvisor), under the supervision of John Hancock Investment Management LLC (the Advisor). The fund may gain exposure to the commodities markets by investing up to 25% of its total assets in the subsidiary. The subsidiary acts as an investment vehicle for the fund to enable the fund to obtain its commodity exposure by investing in commodity-linked derivative instruments. As of July 31, 2020, the net assets of the subsidiary were $28,049,759 representing 22.7% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments includes positions of the fund and the subsidiary.
The subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Neither the fund nor the subsidiary intends to invest directly in physical commodities. The subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund's investments as of July 31, 2020, by major security category or type:
	Total value at 7-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
22	|

	Total value at 7-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Common stocks
Australia	$1,794,932	—	$1,794,932	—
Canada	1,818,637	$1,818,637	—	—
Chile	135,604	—	135,604	—
China	77,831	—	77,831	—
Denmark	122,751	—	122,751	—
Hong Kong	28,768	—	28,768	—
Ireland	405,102	405,102	—	—
Israel	209,209	209,209	—	—
Japan	3,585,172	—	3,585,172	—
Netherlands	52,529	—	52,529	—
Norway	161,411	—	161,411	—
Singapore	132,186	—	132,186	—
Sweden	1,182,263	—	1,182,263	—
United Kingdom	1,426,213	235,202	1,191,011	—
United States	10,825,332	10,825,332	—	—
Preferred securities	90,262	—	90,262	—
Short-term investments	11,997,932	—	11,997,932	—
Total investments in securities	$34,046,134	$13,493,482	$20,552,652	—
Derivatives:
Assets
Futures	$2,606,224	$2,518,321	$87,903	—
Forward foreign currency contracts	656,456	—	656,456	—
Swap contracts	1,834,226	—	1,834,226	—
Liabilities
Futures	(1,151,870)	(1,148,478)	(3,392)	—
Forward foreign currency contracts	(1,448,933)	—	(1,448,933)	—
Swap contracts	(1,225,716)	—	(1,225,716)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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